Schedule of Investments (unaudited)	iShares® CMBS ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 70.1%
Banc of America Commercial Mortgage Trust
Series 2016-UB10, Class A4, 3.17%, 07/15/49 (Call 04/15/26)	$800	$827,753
Series 2016-UB10, Class B, 3.79%, 07/15/49
(Call 05/15/26)	250	259,394
Series 2017-BNK3, Class A3, 3.31%, 02/15/50
(Call 11/15/26)	1,365	1,421,913
Series 2017-BNK3, Class A4, 3.57%, 02/15/50
(Call 01/15/27)	1,000	1,058,955
Series 2017-BNK3, Class B, 3.88%, 02/15/50
(Call 01/15/27)(a)	830	876,186
BANK
1.67%, 12/15/53	240	232,622
4.14%, 11/15/61 (Call 09/15/28)	2,500	2,725,275
Series 2017-BNK4, Class AS, 3.78%, 05/15/50
(Call 03/15/27)	1,500	1,577,998
Series 2017-BNK4, Class ASB, 3.42%, 05/15/50
(Call 10/15/26)	300	310,450
Series 2017-BNK4, Class C, 4.37%, 05/15/50
(Call 03/15/27)(a)	485	496,366
Series 2017-BNK5, Class A4, 3.13%, 06/15/60
(Call 05/15/27)	1,960	2,029,958
Series 2017-BNK7, Class A5, 3.44%, 09/15/60
(Call 09/15/27)	220	232,526
Series 2017-BNK7, Class B, 3.95%, 09/15/60
(Call 09/15/27)	500	521,820
Series 2017-BNK8, Class A3, 3.23%, 11/15/50
(Call 10/15/27)	1,000	1,041,714
Series 2017-BNK8, Class AS, 3.73%, 11/15/50
(Call 11/15/27)	1,000	1,059,574
Series 2018-BN10, Class A5, 3.69%, 02/15/61
(Call 01/15/28)	1,500	1,605,343
Series 2018-BN10, Class C, 4.16%, 02/15/61
(Call 02/15/28)(a)	800	830,811
Series 2018-BN14, Class A3, 3.97%, 09/15/60
(Call 07/15/28)	600	645,440
Series 2018-BN14, Class AS, 4.48%, 09/15/60
(Call 09/15/28)(a)	500	550,576
Series 2018-BN14, Class B, 4.58%, 09/15/60
(Call 09/15/28)(a)	750	818,853
Series 2019-BN16, Class AS, 4.27%, 02/15/52
(Call 01/15/29)	262	287,923
Series 2019-BN18, Class A2, 3.47%, 05/15/62
(Call 05/15/24)	830	856,371
Series 2019-BN19, Class A3, 2.93%, 08/15/61
(Call 05/15/29)	3,000	3,058,934
Series 2019-BN19, Class A3, 3.18%, 08/15/61
(Call 07/15/29)	497	519,483
Series 2019-BN20, Class A2, 2.76%, 09/15/62
(Call 08/15/29)	500	507,039
Series 2019-BN20, Class A3, 3.01%, 09/15/62
(Call 08/15/29)	1,000	1,034,116
Series 2019-BN20, Class B, 3.40%, 09/15/62
(Call 09/15/29)(a)	1,000	1,025,724
Series 2019-BN21, Class A4, 2.60%, 10/17/52
(Call 08/15/29)	2,000	2,006,590
Series 2019-BN21, Class A5, 2.85%, 10/17/52
(Call 09/15/29)	1,500	1,536,078
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2019-BN21, Class B, 3.21%, 10/17/52
(Call 10/15/29)(a)	$1,000	$1,016,046
Series 2019-BN22, Class A3, 2.73%, 11/15/62
(Call 09/15/29)	1,000	1,013,174
Series 2019-BN22, Class A4, 2.98%, 11/15/62
(Call 10/15/29)	820	846,193
Series 2019-BN24, Class ASB, 2.93%, 11/15/62
(Call 03/15/29)	1,000	1,029,093
Series 2019-BNK16, Class A4, 4.01%, 02/15/52
(Call 01/15/29)	2,100	2,299,147
Series 2020, Class A5, 2.65%, 01/15/63 (Call 01/15/30)	1,000	1,009,092
Series 2020-BN25, Class A3, 2.39%, 01/15/63
(Call 01/15/27)	1,000	984,243
Series 2020-BN26, Class B, 2.91%, 03/15/63
(Call 03/15/30)(a)	250	247,363
Series 2020-BN27, Class AS, 2.55%, 04/15/63
(Call 03/15/30)	1,000	986,666
Series 2020-BN28, Class A4, 1.84%, 03/15/63
(Call 09/15/30)	500	473,789
Series 2020-BN29, Class C, 3.03%, 11/15/53
(Call 12/15/30)(a)	520	501,065
Series 2021-BN32, Class AS, 2.64%, 04/15/54	2,000	2,014,042
Series 2021-BN34, Class A5, 2.44%, 06/15/63
(Call 06/15/31)	244	241,801
Series 2021-BN35, Class B, 2.53%, 06/15/64
(Call 07/15/31)	1,000	957,434
Series2017-BNK4, Class A4, 3.63%, 05/15/50
(Call 03/15/27)	1,000	1,063,124
Serise BN23, Class C, 3.51%, 12/15/52 (Call 12/15/29)(a)	500	498,126
BANK BANK 2021 BN34 AS, 2.57%, 06/15/63	500	490,620
Barclays Commercial Mortgage Trust
Series 2019-C3, Class A4, 3.58%, 05/15/52 (Call 04/15/29)	2,746	2,932,744
Series 2019-C4, Class A5, 2.92%, 08/15/52 (Call 07/15/29)	2,000	2,056,729
Series 2019-C5, Class A2, 3.04%, 11/15/52 (Call 10/15/24)	678	696,573
Series 2019-C5, Class A4, 3.06%, 11/15/52 (Call 10/15/29)	1,000	1,037,056
BBCMS Mortgage Trust
2.32%, 09/15/54	2,500	2,451,746
2.42%, 11/15/54	2,000	1,981,393
2.54%, 09/15/54	1,000	977,757
3.21%, 11/15/54(a)	1,500	1,444,495
BBCMS 2020-C7, Class AS, 2.44%, 04/15/53
(Call 03/15/30)	300	296,652
Series 2017-C1, Class A4, 3.67%, 02/15/50 (Call 02/15/27)	2,000	2,126,249
Series 2018-C2, Class A5, 4.31%, 12/15/51 (Call 12/15/28)	2,250	2,497,822
Series 2018-C2, Class C, 4.97%, 12/15/51
(Call 12/15/28)(a)	250	273,592
Series 2020-C6, Class A4, 2.64%, 02/15/53 (Call 01/15/30)	1,500	1,512,573
Series 2020-C8, Class A5, 2.04%, 10/15/53 (Call 10/15/30)	1,000	961,590
BBCMS Trust
Class C, 2.84%, 07/15/54 (Call 06/15/31)	500	472,833
Series 2021-C10, Class A5, 2.49%, 07/15/54
(Call 06/15/31)	3,000	2,990,666
Series 2021-C10, Class AS, 2.68%, 07/15/54
(Call 06/15/31)	1,000	993,567
Series 2021-C10, Class B, 2.49%, 07/15/54 (Call 06/15/31)	1,000	956,857
Benchmark Mortgage Trust
2.02%, 07/15/54 (Call 07/15/26)	1,000	987,930
2.51%, 07/15/54 (Call 06/15/31)	500	488,159
BMARK 2020-B18 AM, Class AM, 2.34%, 07/15/53
(Call 07/11/30)	430	417,744

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2018-B1, Class A2, 3.57%, 01/15/51 (Call 01/15/23)	$1,151	$1,168,135
Series 2018-B1, Class A5, 3.67%, 01/15/51
(Call 12/15/27)(a)	1,000	1,066,967
Series 2018-B1, Class AM, 3.88%, 01/15/51
(Call 12/15/27)(a)	500	532,638
Series 2018-B2, Class A4, 3.61%, 02/15/51 (Call 11/15/27)	1,350	1,433,554
Series 2018-B2, Class A5, 3.88%, 02/15/51
(Call 01/15/28)(a)	1,750	1,888,713
Series 2018-B2, Class AS, 4.08%, 02/15/51
(Call 01/15/28)(a)	1,000	1,076,595
Series 2018-B2, Class C, 4.20%, 02/15/51
(Call 02/15/28)(a)	500	526,009
Series 2018-B3, Class A5, 4.03%, 04/10/51 (Call 02/10/28)	1,000	1,088,449
Series 2018-B4, Class A2, 3.98%, 07/15/51	435	448,510
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	2,023	2,219,206
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	464	495,855
Series 2018-B4, Class C, 4.55%, 07/15/51(a)	400	427,235
Series 2018-B5, Class AS, 4.42%, 07/15/51 (Call 07/15/28)	1,000	1,100,258
Series 2018-B5, Class B, 4.57%, 07/15/51 (Call 07/15/28)	500	544,278
Series 2018-B7, Class A4, 4.51%, 05/15/53
(Call 10/15/28)(a)	1,000	1,125,828
Series 2018-B7, Class B, 4.86%, 05/15/53 (Call 11/15/28)(a)	400	444,792
Series 2018-B8, Class A4, 3.96%, 01/15/52 (Call 07/15/28)	2,000	2,135,761
Series 2018-B8, Class A5, 4.23%, 01/15/52 (Call 12/15/28)	1,000	1,108,438
Series 2018-B8, Class AS, 4.53%, 01/15/52
(Call 12/15/28)(a)	1,563	1,733,449
Series 2019-B10, Class AM, 3.98%, 03/15/62	600	646,880
Series 2019-B11, Class A5, 3.54%, 05/15/52
(Call 05/15/29)	1,000	1,069,605
Series 2019-B11, Class AS, 3.78%, 05/15/52
(Call 05/15/29)	500	530,920
Series 2019-B11, Class B, 3.96%, 05/15/52
(Call 05/15/29)(a)	500	525,732
Series 2019-B13, Class AM, 3.18%, 08/15/57
(Call 10/15/29)	1,000	1,031,405
Series 2019-B13, Class C, 3.84%, 08/15/57
(Call 10/15/29)(a)	500	515,557
Series 2019-B14, Class A5, 3.05%, 12/15/62
(Call 11/15/29)	500	518,890
Series 2019-B9, Class A5, 4.02%, 03/15/52 (Call 01/15/29)	1,000	1,097,085
Series 2019-B9, Class C, 4.97%, 03/15/52
(Call 01/15/29)(a)	250	275,511
Series 2020-B16, Class A5, 2.73%, 02/15/53
(Call 01/15/30)	1,990	2,013,852
Series 2020-B16, Class AM, 2.94%, 02/15/53
(Call 01/15/30)(a)	1,000	1,013,653
Series 2020-B17, Class C, 3.37%, 03/15/53
(Call 03/15/30)(a)	250	249,613
Series 2020-B19, Class B, 2.35%, 09/15/53 (Call 09/15/30)	450	429,998
Series 2020-B20, Class B, 2.53%, 10/15/53 (Call 10/15/30)	500	483,709
Series 2020-B21, Class A5, 2.25%, 12/17/53
(Call 12/15/30)	500	481,031
Series 2020-B22, Class A5, 1.97%, 01/15/54
(Call 12/15/30)	1,000	956,353
Series 2020-IG1, Class A3, 2.69%, 09/15/43 (Call 01/15/30)	1,750	1,767,874
Series 2021-B23, Class AS, 2.27%, 02/15/54
(Call 02/15/31)	500	483,434
Series 2021-B24, Class A4, 2.26%, 03/15/54
(Call 01/15/31)	3,000	2,944,297

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2021-B25, Class A5, 2.58%, 04/15/54
(Call 04/15/31)	$2,000	$2,003,530
Series 2021-B25, Class ASB, 2.27%, 04/15/54
(Call 03/15/31)	650	647,529
Series 2021-B26, Class A5, 2.61%, 06/15/54	2,500	2,510,805
Series 2021-B26, Class AM, 2.83%, 06/15/54	500	503,543
Series 2021-B29, Class A5, 2.39%, 09/15/54
(Call 08/15/31)	830	818,963
Serise 2020-B17, Class A2, 2.21%, 03/15/53
(Call 03/15/25)	1,000	1,000,140
Serise 2020-B17, Class A5, 2.29%, 03/15/53
(Call 02/15/30)	1,000	985,193
CCUBS Commercial Mortgage Trust, Series 2017-C1,
Class A4, 3.54%, 11/15/50 (Call 11/15/27)(a)	1,510	1,599,664
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50
(Call 01/10/27)	230	243,221
Series 2017-CD3, Class AS, 3.83%, 02/10/50
(Call 01/10/27)	750	787,880
Series 2017-CD3, Class C, 4.55%, 02/10/50
(Call 01/10/27)(a)	300	291,513
Series 2017-CD4, Class A4, 3.51%, 05/10/50
(Call 04/10/27)(a)	1,000	1,054,637
Series 2017-CD5, Class A4, 3.43%, 08/15/50
(Call 07/15/27)	750	788,949
Series 2017-CD6, Class C, 4.26%, 11/13/50
(Call 11/13/27)(a)	500	513,828
Series 2018-CD7, Class ASB, 4.21%, 08/15/51
(Call 03/15/28)	550	590,380
Series 2019-CD8, Class A4, 2.91%, 08/15/57
(Call 08/15/29)	1,000	1,027,651
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48 (Call 12/10/25)	500	530,349
Series 2016-C4, Class A4, 3.28%, 05/10/58	1,650	1,711,747
Series 2017-C8, Class ASB, 3.37%, 06/15/50
(Call 07/15/26)	1,000	1,035,641
Series 2017-C8, Class B, 4.20%, 06/15/50
(Call 05/15/27)(a)	750	794,149
Citigroup Commercial Mortgage Trust
2.98%, 11/15/49 (Call 12/15/25)	1,068	1,091,442
4.11%, 09/10/58 (Call 09/10/25)	850	899,972
Series 20116-P4, Class A4, 2.90%, 07/10/49
(Call 07/10/26)	1,729	1,774,971
Series 2013-GC11, Class A3, 2.82%, 04/10/46
(Call 01/10/23)	811	816,028
Series 2013-GC11, Class AS, 3.42%, 04/10/46
(Call 04/10/23)	100	101,849
Series 2013-GC15, Class A4, 4.37%, 09/10/46
(Call 09/10/23)(a)	750	776,512
Series 2014-GC19, Class A4, 4.02%, 03/10/47
(Call 01/10/24)	500	520,951
Series 2014-GC21, Class A5, 3.86%, 05/10/47
(Call 04/10/24)	2,085	2,171,484
Series 2014-GC23, Class A4, 3.62%, 07/10/47
(Call 07/10/24)	750	778,066
Series 2014-GC23, Class AS, 3.86%, 07/10/47
(Call 07/10/24)	250	259,415
Series 2014-GC23, Class C, 4.43%, 07/10/47
(Call 07/10/24)(a)	250	258,004

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-GC25, Class A4, 3.64%, 10/10/47
(Call 09/10/24)	$1,000	$1,040,818
Series 2014-GC25, Class AS, 4.02%, 10/10/47
(Call 09/10/24)	953	991,549
Series 2014-GC25, Class B, 4.35%, 10/10/47
(Call 10/10/24)(a)	100	103,672
Series 2015-GC27, Class A5, 3.14%, 02/10/48
(Call 12/10/24)	2,180	2,242,338
Series 2015-GC29, Class C, 4.14%, 04/10/48
(Call 04/10/25)(a)	250	258,196
Series 2015-GC31, Class A4, 3.76%, 06/10/48
(Call 06/10/25)	750	790,891
Series 2015-GC33, Class A4, 3.78%, 09/10/58
(Call 09/10/25)	1,500	1,584,947
Series 2015-GC35, Class AAB, 3.61%, 11/10/48
(Call 04/10/25)	403	414,929
Series 2015-P1, Class A5, 3.72%, 09/15/48 (Call 07/15/25)	356	374,925
Series 2016-C1, Class A4, 3.21%, 05/10/49 (Call 05/10/26)	874	907,687
Series 2016-C2, Class A4, 2.83%, 08/10/49 (Call 08/10/26)	1,000	1,024,013
Series 2016-C3, Class A4, 3.15%, 11/15/49 (Call 10/15/26)	1,466	1,522,470
Series 2016-GC36, Class A4, 3.35%, 02/10/49
(Call 11/10/25)	1,000	1,029,346
Series 2016-P3, Class A3, 3.06%, 04/15/49 (Call 01/15/26)	1,500	1,531,679
Series 2016-P3, Class A4, 3.33%, 04/15/49 (Call 02/15/26)	75	77,907
Series 2016-P6, Class AS, 4.03%, 12/10/49
(Call 11/10/26)(a)	1,000	1,058,831
Series 2017-C4, Class A3, 3.21%, 10/12/50 (Call 08/12/27)	1,000	1,034,689
Series 2017-P8, Class A3, 3.20%, 09/15/50 (Call 07/15/27)	885	919,461
Series 2017-P8, Class AS, 3.79%, 09/15/50
(Call 09/15/27)(a)	750	794,356
Series 2018-B2, Class A2, 3.79%, 03/10/51 (Call 10/10/27)	1,000	1,023,104
Series 2018-B2, Class A4, 4.01%, 03/10/51 (Call 02/10/28)	600	652,225
Series 2018-C5, Class A4, 4.23%, 06/10/51
(Call 05/10/28)(a)	1,000	1,103,082
Series 2018-C6, Class A4, 4.41%, 11/10/51 (Call 11/10/28)	1,199	1,343,065
Series 2019-C7, Class A4, 3.10%, 12/15/72 (Call 12/15/29)	2,000	2,080,449
Series 2019-GC41, Class A5, 2.87%, 08/10/56
(Call 08/10/29)	2,500	2,566,641
Series 2019-GC41, Class AS, 3.02%, 08/10/56
(Call 08/10/29)	750	764,839
Series 2019-GC43, Class A2, 2.98%, 11/10/52
(Call 10/10/24)	863	883,195
Series 2019-GC43, Class A4, 3.04%, 11/10/52
(Call 10/10/29)	750	777,574
Series 2020-GC46, Class A5, 2.72%, 02/15/53
(Call 02/15/30)	2,000	2,030,421
Series 2020-GC46, Class AS, 2.92%, 02/15/53
(Call 02/15/30)(a)	500	505,426
Series 2020-GC46, Class B, 3.15%, 02/15/53
(Call 02/15/30)(a)	234	237,540
COMM Mortgage Trust
Series 2012-CR1, Class A3, 3.39%, 05/15/45
(Call 04/15/22)	95	94,539
Series 2013-CR11, Class A4, 4.26%, 08/10/50
(Call 09/10/23)	150	155,783
Series 2013-CR11, Class AM, 4.72%, 08/10/50
(Call 09/10/23)(a)	250	260,375
Series 2013-CR6, Class ASB, 2.62%, 03/10/46
(Call 12/10/22)	130	131,126

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2013-CR8, Class A5, 3.61%, 06/10/46
(Call 05/10/23)(a)	$1,605	$1,639,118
Series 2013-CR9, Class A4, 4.25%, 07/10/45(a)	1,200	1,234,111
Series 2013-LC13, Class A5, 4.21%, 08/10/46
(Call 08/10/23)	778	805,648
Series 2013-LC6, Class ASB, 2.48%, 01/10/46
(Call 09/10/22)	44	44,210
Series 2013-LC6, Class B, 3.74%, 01/10/46 (Call 01/10/23)	430	437,689
Series 2014-CR14, Class C, 4.60%, 02/10/47
(Call 01/10/24)(a)	200	205,447
Series 2014-CR15, Class A4, 4.07%, 02/10/47
(Call 01/10/24)(a)	400	414,846
Series 2014-CR16, Class A4, 4.05%, 04/10/47
(Call 03/10/24)	500	521,112
Series 2014-CR16, Class ASB, 3.65%, 04/10/47
(Call 01/10/24)	84	85,473
Series 2014-CR17, Class A5, 3.98%, 05/10/47
(Call 04/10/24)	500	521,010
Series 2014-CR17, Class B, 4.38%, 05/10/47
(Call 05/10/24)	292	300,074
Series 2014-CR18, Class AM, 4.10%, 07/15/47
(Call 06/15/24)	300	311,152
Series 2014-CR19, Class A5, 3.80%, 08/10/47
(Call 08/10/24)	438	455,104
Series 2014-CR19, Class B, 4.70%, 08/10/47
(Call 08/10/24)(a)	850	892,939
Series 2014-CR20, Class AM, 3.94%, 11/10/47
(Call 10/10/24)	250	256,935
Series 2014-LC15, Class A4, 4.01%, 04/10/47
(Call 03/10/24)	1,945	2,016,816
Series 2014-LC17, Class A5, 3.92%, 10/10/47
(Call 09/10/24)	675	706,791
Series 2014-UBS2, Class A5, 3.96%, 03/10/47
(Call 02/10/24)	1,521	1,574,989
Series 2014-UBS2, Class AM, 4.20%, 03/10/47
(Call 02/10/24)	425	439,957
Series 2014-UBS3, Class C, 4.74%, 06/10/47
(Call 05/10/24)(a)	150	155,815
Series 2014-UBS4, Class A4, 3.42%, 08/10/47
(Call 06/10/24)	250	256,867
Series 2014-UBS4, Class A5, 3.69%, 08/10/47
(Call 07/10/24)	500	518,986
Series 2014-UBS4, Class AM, 3.97%, 08/10/47
(Call 07/10/24)	500	516,882
Series 2014-UBS4, Class B, 4.35%, 08/10/47
(Call 07/10/24)	250	258,216
Series 2014-UBS5, Class A4, 3.84%, 09/10/47
(Call 09/10/24)	730	758,776
Series 2014-UBS6, Class A4, 3.38%, 12/10/47
(Call 10/10/24)	943	972,524
Series 2014-UBS6, Class A5, 3.64%, 12/10/47
(Call 11/10/24)	500	520,232
Series 2015-CR22, Class A5, 3.31%, 03/10/48
(Call 02/10/25)	500	518,100
Series 2015-CR22, Class AM, 3.60%, 03/10/48
(Call 03/10/25)(a)	200	207,548
Series 2015-CR22, Class ASB, 3.14%, 03/10/48
(Call 10/10/24)	620	631,207
Series 2015-CR22, Class C, 4.11%, 03/10/48
(Call 03/10/25)(a)	300	309,569

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-CR23, Class A4, 3.50%, 05/10/48
(Call 04/10/25)	$500	$517,451
Series 2015-CR24, Class B, 4.38%, 08/10/48
(Call 07/10/25)(a)	750	789,299
Series 2015-CR24, Class D, 3.46%, 08/10/48
(Call 08/10/25)(a)	200	183,442
Series 2015-CR25, Class A4, 3.76%, 08/10/48
(Call 08/10/25)	750	791,312
Series 2015-CR25, Class ASB, 3.54%, 08/10/48
(Call 04/10/25)	737	758,443
Series 2015-CR25, Class B, 4.53%, 08/10/48
(Call 08/10/25)(a)	300	318,239
Series 2015-CR26, Class A4, 3.63%, 10/10/48
(Call 08/10/25)	2,398	2,521,401
Series 2015-DC1, Class A5, 3.35%, 02/10/48
(Call 01/10/25)	750	776,729
Series 2015-DC1, Class B, 4.04%, 02/10/48
(Call 01/10/25)(a)	1,000	1,022,307
Series 2015-DC1, Class C, 4.31%, 02/10/48
(Call 01/10/25)(a)	250	246,028
Series 2015-LC19, Class A4, 3.18%, 02/10/48
(Call 01/10/25)	1,000	1,029,059
Series 2015-LC21, Class A4, 3.71%, 07/10/48
(Call 05/10/25)	500	523,761
Series 2015-LC23, Class A4, 3.77%, 10/10/48	1,000	1,057,503
Series 2015-PC1, Class A5, 3.90%, 07/10/50
(Call 05/10/25)	1,533	1,612,810
Series 2015-PC1, Class ASB, 3.61%, 07/10/50
(Call 11/10/24)	134	137,447
Series 2016-CR28, Class A4, 3.76%, 02/10/49	2,000	2,109,559
Series 2016-CR28, Class C, 4.64%, 02/10/49(a)	604	636,630
Series 2016-DC2, Class A4, 3.50%, 02/10/49
(Call 12/10/25)	418	433,604
Series 2016-DC2, Class AM, 4.24%, 02/10/49
(Call 02/10/26)	750	794,841
Series 2016-DC2, Class ASB, 3.55%, 02/10/49
(Call 08/10/25)	813	839,443
Series 2016-DC2, Class C, 4.67%, 02/10/49
(Call 02/10/26)(a)	250	257,134
Series 2017-COR2, Class C, 4.56%, 09/10/50
(Call 08/10/27)(a)	750	795,081
Series 2018-COR3, Class A3, 4.23%, 05/10/51
(Call 04/10/28)	750	819,568
Series 2018-COR3, Class B, 4.51%, 05/10/51
(Call 04/10/28)(a)	500	542,440
Series 2018-COR3, Class C, 4.56%, 05/10/51
(Call 04/10/28)(a)	500	519,082
Series 2019-GC44, Class A5, 2.95%, 08/15/57
(Call 11/15/29)	1,000	1,031,109
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.51%, 04/15/50 (Call 01/15/25)	500	518,767
Series 2015-C1, Class AS, 3.79%, 04/15/50
(Call 01/15/25)(a)	435	446,074
Series 2015-C2, Class A4, 3.50%, 06/15/57 (Call 04/15/25)	500	519,896
Series 2015-C2, Class AS, 3.85%, 06/15/57
(Call 04/15/25)(a)	700	715,963
Series 2015-C3, Class A4, 3.72%, 08/15/48 (Call 07/15/25)	650	681,133
Series 2015-C4, Class A3, 3.54%, 11/15/48	1,489	1,553,775
Series 2015-C4, Class A4, 3.81%, 11/15/48	1,464	1,543,282
Series 2015-C4, Class D, 3.56%, 11/15/48(a)	250	245,178

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2016-C5, Class C, 4.65%, 11/15/48 (Call 11/15/25)(a)	$750	$787,100
Series 2016-C6, Class C, 4.92%, 01/15/49
(Call 04/15/26)(a)	350	363,741
Series 2016-C7, Class A4, 3.21%, 11/15/49 (Call 07/15/26)	193	199,080
Series 2016-C7, Class AS, 3.96%, 11/15/49
(Call 10/15/26)(a)	1,000	1,061,167
Series 2017-CX9, Class A5, 3.45%, 09/15/50	1,000	1,049,618
Series 2018-CX11, Class A5, 4.03%, 04/15/51
(Call 02/15/28)(a)	1,000	1,084,099
Series 2019-C15, Class A2, 3.45%, 03/15/52	1,092	1,117,719
Series 2019-C15, Class A3, 3.78%, 03/15/52	1,000	1,064,526
Series 2019-C15, Class B, 4.48%, 03/15/52	1,000	1,079,872
Series 2019-C17, Class A5, 3.02%, 09/15/52
(Call 09/15/29)	2,000	2,058,016
Series 2019-C18, Class ASB, 2.87%, 12/15/52	500	514,097
Series 2020-C19, Class A3, 2.56%, 03/15/53
(Call 03/15/30)	500	497,414
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%,
10/15/51	1,400	1,565,085
DBJPM Mortgage Trust
Series 2016-C1, Class A4, 3.28%, 05/10/49 (Call 02/10/26)	1,000	1,037,701
Series 2016-C1, Class ASB, 3.04%, 05/10/49
(Call 12/10/25)	422	431,018
Series 2016-C1, Class B, 4.20%, 05/10/49
(Call 03/10/26)(a)	1,160	1,203,464
Series 2016-C1, Class C, 3.33%, 05/10/49
(Call 03/10/26)(a)	468	449,399
Series 2017-C6, Class A3, 3.27%, 06/10/50 (Call 06/10/24)	750	759,510
Fannie Mae-Aces
1.67%, 10/25/31	3,000	2,880,768
2.33%, 11/25/29	1,690	1,723,043
Federal National Mortgage Association
1.74%, 10/25/31(a)	2,000	1,933,665
2.89%, 06/25/29(a)	1,175	1,240,229
3.58%, 08/25/28(a)	427	469,588
Series 2016-M1, Class A2, 2.94%, 01/25/26(a)	910	945,617
Series 2016-M10, Class AV2, 3.00%, 11/25/45	500	521,685
Series 2016-M12, Class AV2, 2.31%, 10/25/23	374	378,509
Series 2016-M5, Class A2, 2.47%, 04/25/26	500	511,226
Series 2017-M1, Class A2, 2.42%, 10/25/26(a)	848	867,772
Series 2017-M14, Class A2, 2.87%, 11/25/27(a)	1,818	1,915,269
Series 2019-M1, Class A1, 3.36%, 09/25/28	383	397,345
Series 2020-M1, Class A1, 2.15%, 10/25/29	2,014	2,043,113
Series 2020-M1, Class A2, 2.44%, 10/25/29	4,530	4,654,779
Series 2020-M14, Class A2, 1.78%, 05/25/30	1,000	978,894
Series 2020-M20, Class A2, 1.44%, 10/25/29	250	239,768
Series 2020-M5, Class A3, 2.19%, 01/25/30	1,000	1,007,892
Series 2020-M8, Class A2, 1.82%, 02/25/30	100	98,190
Series 2021-M4, Class A2, 1.47%, 02/25/31(a)	2,500	2,371,599
Series2019-M6, Class A2, 3.45%, 01/01/29	890	967,808
Serise 2015-M15, Class A2, 2.92%, 10/25/25(a)	821	847,495
Freddie Mac Multifamily Structured Pass Through Certificates
1.61%, 10/25/30 (Call 10/25/30)	1,220	1,194,459
2.10%, 09/25/31 (Call 09/25/31)	1,000	996,345
2.13%, 11/25/31 (Call 11/25/31)	2,000	1,994,051
2.15%, 10/25/31 (Call 10/25/31)(a)	2,800	2,801,173
2.51%, 07/25/29 (Call 07/25/29)	2,250	2,319,682
Series K039, Class A2, 3.30%, 07/25/24 (Call 07/25/24)	263	272,386
Series K056, Class A1, 2.20%, 07/25/25 (Call 05/25/25)	1,051	1,063,215
Series K057, Class A2, 2.57%, 07/25/26 (Call 07/25/26)	1,725	1,772,495

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K070, Class A1, 3.03%, 04/25/27 (Call 04/25/27)	$1,657	$1,706,783
Series K089, Class A1, 3.34%, 10/25/28 (Call 10/25/28)	3,235	3,440,048
Series K095, Class A2, 2.79%, 06/25/29 (Call 06/25/29)	2,175	2,282,027
Series K098, Class A2, 2.43%, 08/25/29 (Call 08/25/29)	500	512,657
Series K099, Class A2, 2.60%, 09/25/29 (Call 09/25/29)	2,461	2,552,460
Series K104, Class A2, 2.25%, 01/25/30 (Call 01/25/30)	2,005	2,031,856
Series K106, Class A1, 1.78%, 10/25/29 (Call 10/25/29)	4,412	4,397,819
Series K107, Class A2, 1.64%, 01/25/30 (Call 01/25/30)	3,250	3,154,803
Series K109, Class A2, 1.56%, 04/25/30 (Call 04/25/30)	2,000	1,925,116
Series K110, Class A1, 1.02%, 09/25/29 (Call 09/25/29)	986	942,640
Series K114, Class A2, 1.37%, 06/25/30 (Call 06/25/30)	4,010	3,795,257
Series K118, Class A1, 0.79%, 03/25/30 (Call 03/25/30)	1,944	1,822,918
Series K118, Class A2, 1.49%, 09/25/30 (Call 09/25/30)	2,500	2,388,912
Series K119, Class A2, 1.57%, 09/25/30 (Call 09/25/30)	3,000	2,876,300
Series K120, Class A2, 1.50%, 10/25/30 (Call 10/25/30)	4,000	3,811,827
Series K121, Class A2, 1.55%, 10/25/30 (Call 10/25/30)	1,500	1,434,880
Series K123, Class A2, 1.62%, 12/25/30 (Call 12/25/30)	600	577,169
Series K124, Class A2, 1.66%, 12/25/30 (Call 12/25/30)	2,300	2,216,606
Series K127, Class A2, 2.11%, 01/25/31 (Call 01/25/31)	4,000	3,998,516
Series K128, Class A2, 2.02%, 03/25/31 (Call 03/25/31)	4,000	3,969,850
Series K132, Class A2, 2.02%, 08/25/31 (Call 08/25/31)	1,000	989,900
Series K-1511, Class A2, 3.47%, 03/25/31 (Call 03/25/31)	1,000	1,120,661
Series K-1516, Class A2, 1.72%, 05/25/35 (Call 05/25/35)	1,825	1,671,358
Series K-1517, Class A2, 1.72%, 07/25/35 (Call 07/25/35)	500	458,340
Series K-1518, Class A2, 1.86%, 10/25/35 (Call 10/25/35)	2,500	2,324,735
Series K152, Class A1, 2.83%, 05/25/30 (Call 04/25/30)	1,191	1,245,034
Series K-1520, Class A2, 2.44%, 02/25/36 (Call 02/25/36)	2,000	1,984,619
Series K-1521, Class A2, 2.18%, 08/25/36 (Call 08/25/36)	1,000	963,334
Series K155, Class A1, 3.75%, 11/25/29 (Call 11/25/29)	488	531,021
Series K156, Class A3, 3.70%, 06/25/33 (Call 06/25/33)(a)	500	564,278
Series K727, Class A2, 2.95%, 07/25/24 (Call 07/25/24)	1,000	1,026,920
Series K737, Class AM, 2.10%, 10/25/26 (Call 10/25/26)	300	303,109
Series K740, Class A2, 1.47%, 09/25/27 (Call 09/25/27)	2,000	1,953,216
Series K741, Class A2, 1.60%, 12/25/27 (Call 12/25/27)	1,120	1,099,697
Series K742, Class A2, 1.76%, 03/25/28 (Call 03/25/28)	2,550	2,523,440
Series K742, Class AM, 1.37%, 04/25/28 (Call 04/25/28)	1,400	1,351,571
Series K745, Class A2, 1.66%, 08/25/28 (Call 08/25/28)	3,000	2,944,134
GS Mortgage Securities Trust
3.87%, 05/10/50 (Call 05/10/27)	1,000	1,051,285
Series 2012-GCJ9, Class AS, 3.12%, 11/10/45
(Call 11/10/22)	200	202,512
Series 2013-GC12, Class AS, 3.38%, 06/10/46
(Call 05/10/23)	300	305,273
Series 2013-GC12, Class B, 3.78%, 06/10/46
(Call 05/10/23)(a)	115	117,090
Series 2013-GC14, Class A5, 4.24%, 08/10/46
(Call 07/10/23)	550	568,793
Series 2013-GC16, Class A4, 4.27%, 11/10/46
(Call 10/10/23)	1,500	1,555,985
Series 2013-GC16, Class AS, 4.65%, 11/10/46
(Call 11/10/23)	150	155,782
Series 2013-GC16, Class C, 5.31%, 11/10/46
(Call 11/10/23)(a)	100	101,047
Series 2014-GC18, Class AS, 4.38%, 01/10/47
(Call 01/10/24)	650	674,969
Series 2014-GC20, Class A5, 4.00%, 04/10/47
(Call 03/10/24)	400	416,028
Series 2014-GC20, Class B, 4.53%, 04/10/47
(Call 03/10/24)(a)	250	252,910

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-GC22, Class A5, 3.86%, 06/10/47
(Call 05/10/24)	$2,640	$2,749,418
Series 2014-GC22, Class AS, 4.11%, 06/10/47
(Call 05/10/24)	250	259,714
Series 2014-GC24, Class AAB, 3.65%, 09/10/47
(Call 06/10/24)	310	317,532
Series 2014-GC26, Class A5, 3.63%, 11/10/47
(Call 11/10/24)	1,485	1,546,047
Series 2015-GC30, Class AAB, 3.12%, 05/10/50
(Call 10/10/24)	295	301,114
Series 2015-GC30, Class AS, 3.78%, 05/10/50
(Call 05/10/25)(a)	500	522,419
Series 2015-GC32, Class A3, 3.50%, 07/10/48
(Call 06/10/25)	600	620,598
Series 2015-GC32, Class C, 4.42%, 07/10/48
(Call 07/10/25)(a)	804	825,027
Series 2015-GC34, Class A4, 3.51%, 10/10/48
(Call 09/10/25)	1,500	1,570,671
Series 2015-GS1, Class A3, 3.73%, 11/10/48
(Call 11/10/25)	1,500	1,580,145
Series 2016-GS2, Class A4, 3.05%, 05/10/49
(Call 02/10/26)	1,170	1,206,878
Series 2016-GS3, Class A3, 2.59%, 10/10/49
(Call 08/10/26)	1,291	1,306,332
Series 2016-GS3, Class A4, 2.85%, 10/10/49
(Call 09/10/26)	780	798,648
Series 2016-GS4, Class A4, 3.44%, 11/10/49
(Call 11/10/26)(a)	39	40,951
Series 2017-GS7, Class A3, 3.17%, 08/10/50
(Call 05/10/27)	1,000	1,037,955
Series 2017-GS7, Class B, 3.88%, 08/10/50 (Call 07/10/27)	500	526,755
Series 2018-GS9, Class A4, 3.99%, 03/10/51
(Call 02/10/28)(a)	1,000	1,087,312
Series 2019-GC38, Class A4, 3.97%, 02/10/52
(Call 01/10/29)	750	820,605
Series 2019-GC40, Class A4, 3.16%, 07/10/52
(Call 06/10/29)	1,131	1,181,609
Series 2019-GSA1, Class C, 3.80%, 11/10/52
(Call 10/10/29)(a)	500	511,585
Series 2020-GC45, Class A4, 2.66%, 02/13/53
(Call 11/13/29)	775	782,257
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-C20, Class A5, 3.80%, 07/15/47
(Call 05/15/24)	500	518,882
Series 2015-JP1, Class A4, 3.65%, 01/15/49 (Call 11/15/25)	1,000	1,048,500
Series 2015-JP1, Class AS, 4.12%, 01/15/49
(Call 12/15/25)(a)	750	792,650
Series 2016-JP3, Class AS, 3.14%, 08/15/49
(Call 09/15/26)	1,000	1,007,314
Series 2016-JP3, Class B, 3.40%, 08/15/49
(Call 09/15/26)(a)	108	108,107
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class AS, 4.04%, 07/15/45
(Call 05/15/23)(a)	500	511,951
Series 2013-C14, Class A4, 4.13%, 08/15/46
(Call 07/15/23)(a)	513	524,185
Series 2013-C14, Class AS, 4.41%, 08/15/46
(Call 07/15/23)(a)	150	152,886
Series 2013-C14, Class B, 4.55%, 08/15/46
(Call 07/15/23)(a)	500	506,441

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2013-C15, Class B, 4.93%, 11/15/45
(Call 10/15/23)(a)	$200	$208,351
Series 2013-C15, Class C, 5.19%, 11/15/45
(Call 10/15/23)(a)	110	114,183
Series 2013-C17, Class A4, 4.20%, 01/15/47
(Call 12/15/23)	490	509,754
Series 2013-C17, Class C, 4.89%, 01/15/47
(Call 12/15/23)(a)	100	102,064
Series 2014-C18, Class A5, 4.08%, 02/15/47
(Call 02/15/24)	1,400	1,456,895
Series 2014-C18, Class AS, 4.44%, 02/15/47
(Call 02/15/24)(a)	1,200	1,233,775
Series 2014-C18, Class B, 4.79%, 02/15/47
(Call 02/15/24)(a)	225	231,165
Series 2014-C19, Class C, 4.66%, 04/15/47
(Call 04/15/24)(a)	200	207,063
Series 2014-C21, Class A4, 3.49%, 08/15/47
(Call 05/15/24)	646	661,200
Series 2014-C21, Class A5, 3.77%, 08/15/47
(Call 06/15/24)	500	519,628
Series 2014-C21, Class ASB, 3.43%, 08/15/47
(Call 02/15/24)	187	190,663
Series 2014-C22, Class A4, 3.80%, 09/15/47
(Call 08/15/24)	750	782,050
Series 2014-C22, Class C, 4.55%, 09/15/47
(Call 08/15/24)(a)	200	192,218
Series 2014-C23, Class A5, 3.93%, 09/15/47
(Call 09/15/24)	1,144	1,195,791
Series 2014-C23, Class ASB, 3.66%, 09/15/47
(Call 07/15/24)	186	190,939
Series 2014-C25, Class AS, 4.07%, 11/15/47
(Call 10/15/24)	232	238,971
Series 2014-C25, Class B, 4.35%, 11/15/47
(Call 11/15/24)(a)	185	190,681
Series 2015-C27, Class AS, 3.63%, 02/15/48
(Call 01/15/25)	500	511,753
Series 2015-C28, Class A3, 2.91%, 10/15/48
(Call 01/15/25)	978	990,178
Series 2015-C28, Class ASB, 3.04%, 10/15/48
(Call 11/15/24)	300	305,534
Series 2015-C29, Class A4, 3.61%, 05/15/48
(Call 04/15/25)	1,000	1,041,617
Series 2015-C29, Class ASB, 3.30%, 05/15/48
(Call 11/15/24)	330	338,097
Series 2015-C29, Class B, 4.12%, 05/15/48
(Call 05/15/25)(a)	250	256,426
Series 2015-C30, Class AS, 4.23%, 07/15/48
(Call 07/15/25)(a)	635	665,794
Series 2015-C31, Class A3, 3.80%, 08/15/48
(Call 08/15/25)	1,085	1,134,833
Series 2015-C33, Class A4, 3.77%, 12/15/48
(Call 11/15/25)	1,000	1,058,019
Series 2016-C1, Class A5, 3.58%, 03/15/49 (Call 01/15/26)	822	861,905
Series 2016-C1, Class B, 4.73%, 03/15/49
(Call 02/15/26)(a)	450	477,205
Series 2016-C1, Class C, 4.73%, 03/15/49
(Call 02/15/26)(a)	400	417,726
JPMCC Commercial Mortgage Securities Trust
JPMCC 2017-JP5, Class ASB, 3.55%, 03/15/50
(Call 11/15/26)	130	135,367

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2017-JP5, Class A5, 3.72%, 03/15/50
(Call 01/15/27)	$1,300	$1,379,504
Series 2017-JP5, Class AS, 3.88%, 03/15/50
(Call 02/15/27)(a)	650	687,212
Series 2017-JP6, Class A5, 3.49%, 07/15/50
(Call 04/15/27)	300	316,065
Series 2017-JP6, Class AS, 3.74%, 07/15/50
(Call 05/15/27)	400	418,480
Series 2017-JP7, Class A5, 3.45%, 09/15/50
(Call 07/15/27)	1,000	1,052,736
Series 2019-COR4, Class ASB, 3.94%, 03/10/52
(Call 03/10/28)	1,000	1,069,914
Series 2019-COR5, Class A2, 3.15%, 06/13/52
(Call 05/13/24)	360	368,326
Series 2019-COR5, Class A4, 3.39%, 06/13/52
(Call 04/13/29)	1,200	1,267,634
JPMDB Commercial Mortgage Securities Trust
3.94%, 06/15/51 (Call 04/15/28)	561	600,692
Series 2016-C2, Class A4, 3.14%, 06/15/49 (Call 04/15/26)	1,000	1,033,324
Series 2016-C2, Class B, 3.99%, 06/15/49
(Call 05/15/26)(a)	750	752,796
Series 2017-C5, Class A5, 3.69%, 03/15/50 (Call 01/15/27)	2,100	2,230,248
Series 2017-C7, Class A3, 3.05%, 10/15/50 (Call 07/15/24)	1,200	1,217,617
Series 2017-C7, Class A5, 3.41%, 10/15/50 (Call 08/15/27)	1,050	1,106,632
Series 2019-COR6, Class A4, 3.06%, 11/13/52
(Call 10/13/29)	955	988,799
Series 2020-COR7, Class A5, 2.18%, 05/13/53
(Call 03/13/30)	539	526,160
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C8, Class ASB, 2.38%, 10/15/45
(Call 04/15/22)	18	17,646
Series 2013-C10, Class AS, 3.37%, 12/15/47
(Call 02/15/23)	1,100	1,118,935
Series 2013-C10, Class B, 3.67%, 12/15/47
(Call 02/15/23)(a)	1,100	1,119,855
Series 2013-C10, Class C, 4.10%, 12/15/47
(Call 02/15/23)(a)	200	200,021
Series 2013-C13, Class A4, 3.99%, 01/15/46
(Call 06/15/23)(a)	205	210,569
Series 2013-C13, Class ASB, 3.41%, 01/15/46
(Call 03/15/23)	14	14,513
Series 2013-LC11, Class A5, 2.96%, 04/15/46
(Call 04/15/23)	500	507,683
Series 2014-C20, Class B, 4.40%, 07/15/47
(Call 06/15/24)(a)	100	103,610
Series 2015-JP1, Class A5, 3.91%, 01/15/49
(Call 12/15/25)	2,462	2,613,279
Series 2016-JP2, Class A4, 2.82%, 08/15/49
(Call 07/15/26)	1,023	1,040,054
Series 2016-JP2, Class AS, 3.06%, 08/15/49
(Call 07/15/26)	700	696,734
Series 2016-JP4, Class A4, 3.65%, 12/15/49
(Call 11/15/26)(a)	1,090	1,153,119
Morgan Stanley Bank of America Merrill Lynch Trust
3.40%, 05/15/50 (Call 10/15/26)	1,000	1,033,082
Series 2013-C09, Class A4, 3.10%, 05/15/46
(Call 04/15/23)	1,500	1,518,437
Series 2013-C10, Class A4, 4.07%, 07/15/46
(Call 06/15/23)(a)	1,000	1,026,488

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2013-C10, Class ASB, 3.91%, 07/15/46
(Call 01/15/23)(a)	$58	$59,291
Series 2013-C11, Class A3, 3.96%, 08/15/46
(Call 05/15/23)	479	486,326
Series 2013-C11, Class A4, 4.15%, 08/15/46
(Call 07/15/23)(a)	800	817,506
Series 2013-C13, Class A4, 4.04%, 11/15/46
(Call 11/15/23)	1,100	1,137,684
Series 2013-C13, Class C, 4.90%, 11/15/46
(Call 11/15/23)(a)	230	229,209
Series 2013-C7, Class AAB, 2.47%, 02/15/46
(Call 11/15/22)	27	27,202
Series 2013-C7, Class AS, 3.21%, 02/15/46 (Call 01/15/23)	1,621	1,640,571
Series 2013-C7, Class B, 3.77%, 02/15/46 (Call 01/15/23)	200	197,958
Series 2013-C8, Class B, 3.52%, 12/15/48
(Call 02/15/23)(a)	200	201,652
Series 2014-C14, Class A5, 4.06%, 02/15/47
(Call 12/15/23)	1,000	1,039,257
Series 2014-C14, Class AS, 4.38%, 02/15/47
(Call 01/15/24)(a)	200	208,117
Series 2014-C14, Class B, 4.86%, 02/15/47
(Call 01/15/24)(a)	200	209,285
Series 2014-C15, Class ASB, 3.65%, 04/15/47
(Call 12/15/23)	99	101,127
Series 2014-C16, Class A5, 3.89%, 06/15/47
(Call 05/15/24)	500	519,429
Series 2014-C17, Class A5, 3.74%, 08/15/47
(Call 07/15/24)	2,220	2,303,315
Series 2014-C18, Class A3, 3.65%, 10/15/47	347	354,487
Series 2014-C18, Class A4, 3.92%, 10/15/47	1,150	1,201,791
Series 2014-C19, Class A4, 3.53%, 12/15/47
(Call 11/15/24)	1,275	1,322,208
Series 2015-C20, Class A4, 3.25%, 02/15/48
(Call 12/15/24)	2,000	2,066,198
Series 2015-C20, Class AS, 3.61%, 02/15/48
(Call 01/15/25)	500	516,228
Series 2015-C21, Class A4, 3.34%, 03/15/48
(Call 02/15/25)	901	929,891
Series 2015-C22, Class A4, 3.31%, 04/15/48
(Call 04/15/25)	1,000	1,031,862
Series 2015-C22, Class C, 4.21%, 04/15/48
(Call 04/15/25)(a)	250	244,550
Series 2015-C23, Class A3, 3.45%, 07/15/50
(Call 05/15/25)	730	756,454
Series 2015-C24, Class A3, 3.48%, 05/15/48
(Call 05/15/25)	369	382,519
Series 2015-C24, Class A4, 3.73%, 05/15/48
(Call 07/15/25)	950	1,000,458
Series 2015-C25, Class ASB, 3.38%, 10/15/48
(Call 06/15/25)	488	499,529
Series 2015-C27, Class A4, 3.75%, 12/15/47
(Call 10/15/25)	1,373	1,444,281
Series 2016-C28, Class A4, 3.54%, 01/15/49
(Call 01/15/26)	1,000	1,046,278
Series 2016-C30, Class A5, 2.86%, 09/15/49
(Call 08/15/26)	500	511,564
Series 2016-C31, Class A5, 3.10%, 11/15/49
(Call 10/15/26)	1,250	1,293,814
Series 2016-C32, Class A4, 3.72%, 12/15/49
(Call 12/15/26)	1,000	1,060,978

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2016-C32, Class ASB, 3.51%, 12/15/49
(Call 07/15/26)	$301	$313,083
Series 2017-C33, Class A5, 3.60%, 05/15/50
(Call 04/15/27)	1,100	1,166,561
Series 2017-C34, Class A4, 3.54%, 11/15/52
(Call 09/15/27)	1,000	1,062,928
Series 2017-C34, Class AS, 3.86%, 11/15/52
(Call 10/15/27)	500	533,447
Morgan Stanley Capital I, Series 2017-HR2, Class A4, 3.59%,
12/15/50 (Call 12/15/27)	2,010	2,138,311
Morgan Stanley Capital I Trust
3.60%, 12/15/49 (Call 11/15/26)	1,500	1,580,632
Series 2015-MS1, Class A4, 3.78%, 05/15/48
(Call 05/15/25)(a)	500	524,734
Series 2015-UBS8, Class AS, 4.11%, 12/15/48
(Call 12/15/25)	250	260,602
Series 2016-BNK2, Class A4, 3.05%, 11/15/49
(Call 10/15/26)	1,250	1,292,341
Series 2016-UB11, Class A4, 2.78%, 08/15/49
(Call 08/15/26)	1,000	1,018,688
Series 2017-H1, Class A5, 3.53%, 06/15/50 (Call 05/15/27)	1,000	1,058,504
Series 2018-H3, Class A4, 3.91%, 07/15/51 (Call 05/15/28)	500	538,827
Series 2019-H7, Class A4, 3.26%, 07/15/52 (Call 07/15/29)	1,000	1,048,644
Series 2020-HR8, Class A4, 2.04%, 07/15/53
(Call 07/15/30)	1,120	1,076,306
Series 2020-L4, Class A3, 2.70%, 02/15/53 (Call 02/15/30)	1,500	1,517,828
Series 2021-L6, Class A2, 2.13%, 06/15/54 (Call 07/15/26)	1,500	1,486,652
Series 2021-L7, Class A5, 2.57%, 10/15/54 (Call 09/15/31)	3,000	2,987,754
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class A4, 3.06%, 10/10/48 (Call 06/10/26)	1,000	1,022,144
Series 2016-C5, Class C5, 2.90%, 10/10/48 (Call 10/10/25)	1,786	1,819,715
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 08/15/50 (Call 07/15/27)	1,000	1,052,768
Series 2017-C6, Class AS, 3.93%, 12/15/50(a)	500	531,914
Series 2017-C7, Class A4, 3.68%, 12/15/50 (Call 12/15/27)	1,000	1,064,803
Series 2018-C08, Class A4, 3.98%, 02/15/51
(Call 02/15/28)	1,325	1,435,434
Series 2018-C15, Class B, 4.92%, 12/15/51
(Call 12/15/28)(a)	750	832,385
Series 2019-C16, Class AS, 3.89%, 04/15/52
(Call 03/15/29)	1,334	1,428,781
Series 2019-C17, Class A4, 2.92%, 10/15/52
(Call 09/15/29)	1,000	1,025,270
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class AAB, 2.46%, 12/10/45
(Call 05/10/22)	29	29,303
Series 2013-C5, Class A4, 3.18%, 03/10/46 (Call 01/10/23)	1,222	1,235,256
Series 2013-C6, Class A4, 3.24%, 04/10/46 (Call 03/10/23)	677	687,336
Wells Fargo Commercial Mortgage Trust
4.37%, 09/15/61 (Call 05/15/28)	1,625	1,759,071
Series 2013-LC12, Class A4, 4.22%, 07/15/46
(Call 06/15/23)(a)	1,975	2,035,366
Series 2013-LC12, Class AS, 4.31%, 07/15/46
(Call 07/15/23)(a)	473	482,795
Series 2014-LC16, Class ASB, 3.48%, 08/15/50
(Call 03/15/24)	640	653,646
Series 2015-C26, Class AS, 3.58%, 02/15/48
(Call 01/15/25)	820	840,702
Series 2015-C27, Class A5, 3.45%, 02/15/48
(Call 02/15/25)	1,000	1,039,130

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-C27, Class B, 4.14%, 02/15/48
(Call 03/15/25)(a)	$330	$337,118
Series 2015-C28, Class A4, 3.54%, 05/15/48
(Call 04/15/25)	500	521,502
Series 2015-C28, Class AS, 3.87%, 05/15/48
(Call 04/15/25)(a)	250	260,581
Series 2015-C30, Class A4, 3.66%, 09/15/58
(Call 07/15/25)	817	858,365
Series 2015-C30, Class ASB, 3.41%, 09/15/58
(Call 03/15/25)	347	356,052
Series 2015-C31, Class A4, 3.70%, 11/15/48
(Call 10/15/25)	500	526,790
Series 2015-C31, Class B, 4.48%, 11/15/48
(Call 10/15/25)(a)	1,000	1,048,825
Series 2015-C31, Class C, 4.60%, 11/15/48
(Call 11/15/25)(a)	450	463,958
Series 2015-LC20, Class A3, 3.09%, 04/15/50
(Call 03/15/22)	600	597,723
Series 2015-LC20, Class B, 3.72%, 04/15/50
(Call 03/15/25)	750	761,292
Series 2015-LC22, Class A4, 3.84%, 09/15/58
(Call 09/15/25)	1,000	1,056,357
Series 2015-NXS2, Class A5, 3.77%, 07/15/58
(Call 06/15/25)(a)	750	788,642
Series 2016-C32, Class ASB, 3.32%, 01/15/59
(Call 06/15/25)	887	910,067
Series 2016-C34, Class A4, 3.10%, 06/15/49
(Call 04/15/26)	1,000	1,030,593
Series 2016-C35, Class A4, 2.93%, 07/15/48
(Call 06/15/26)	1,000	1,025,468
Series 2016-C36, Class AS, 3.42%, 11/15/59
(Call 10/15/26)	500	506,772
Series 2016-LC24, Class A4, 2.94%, 10/15/49
(Call 08/15/26)	1,680	1,730,094
Series 2016-LC25, Class B, 4.34%, 12/15/59
(Call 11/15/26)(a)	198	210,104
Series 2016-NXS4, Class A4, 3.72%, 12/15/48	1,000	1,054,133
Series 2016-NXS6, Class B, 3.81%, 11/15/49
(Call 09/15/26)	500	507,836
Series 2017-C38, Class A4, 3.19%, 07/15/50
(Call 05/15/27)	500	517,992
Series 2017-C38, Class A5, 3.45%, 07/15/50
(Call 06/15/27)	2,000	2,111,293
Series 2017-C39, Class A5, 3.42%, 09/15/50
(Call 07/15/27)	2,500	2,632,789
Series 2017-C39, Class ASB, 3.21%, 09/15/50
(Call 12/15/26)	1,000	1,036,394
Series 2017-C39, Class C, 4.12%, 09/15/50 (Call 08/15/27)	500	512,109
Series 2017-C42, Class A4, 3.59%, 12/15/50
(Call 12/15/27)	1,250	1,329,334
Series 2017-C42, Class B, 4.00%, 12/15/50
(Call 12/15/27)(a)	500	527,772
Series 2018-C44, Class A5, 4.21%, 05/15/51
(Call 04/15/28)	1,000	1,100,216
Series 2018-C45, Class AS, 4.41%, 06/15/51
(Call 06/15/28)(a)	350	382,899
Series 2018-C46, Class AS, 4.38%, 08/15/51
(Call 08/15/28)	500	547,747
Series 2018-C47, Class A4, 4.44%, 09/15/61
(Call 09/15/28)	2,250	2,511,754

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2018-C48, Class A5, 4.30%, 01/15/52
(Call 12/15/28)	$1,000	$1,110,187
Series 2019-C49, Class A5, 4.02%, 03/15/52
(Call 02/15/29)	1,625	1,778,310
Series 2019-C49, Class C, 4.87%, 03/15/52
(Call 02/15/29)(a)	665	718,687
Series 2019-C50, Class A5, 3.73%, 05/15/52
(Call 04/15/29)	750	807,343
Series 2019-C50, Class AS, 4.02%, 05/15/52
(Call 04/15/29)	1,000	1,076,749
Series 2019-C51, Class AS, 3.58%, 06/15/52
(Call 06/15/29)	492	518,495
Series 2019-C53, Class A4, 3.04%, 10/15/52
(Call 10/15/29)	1,400	1,446,150
Series 2020-C55, Class A5, 2.73%, 02/15/53
(Call 01/15/30)	1,000	1,014,351
Series 2020-C56, Class ASB, 2.42%, 06/15/53
(Call 11/15/29)	2,000	2,009,350
Series 2020-C56, Class B, 3.75%, 06/15/53
(Call 03/15/30)(a)	345	365,586
Series 2020-C56, Class C, 3.75%, 06/15/53
(Call 04/15/30)(a)	800	813,468
Series 2020-C57, Class A4, 2.12%, 08/15/53
(Call 08/15/30)	2,919	2,822,512
Series 2020-C58, Class A4, 2.09%, 07/15/53
(Call 11/15/30)	1,000	965,416
Series 2021-C59, Class A5, 2.63%, 04/15/54
(Call 04/15/31)	1,000	1,003,633
Series 2021-C59, Class ASB, 2.30%, 04/15/54
(Call 01/15/30)	354	349,478
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class AS, 3.24%, 12/15/45
(Call 12/15/22)	250	250,231
Series 2013-C13, Class C, 3.91%, 05/15/45
(Call 05/15/23)(a)	110	111,663
Series 2013-C14, Class B, 3.84%, 06/15/46
(Call 05/15/23)(a)	500	504,840
Series 2013-C15, Class A4, 4.15%, 08/15/46
(Call 07/15/23)(a)	2,000	2,053,239
Series 2013-C17, Class A3, 3.75%, 12/15/46
(Call 10/15/23)	756	776,140
Series 2013-C18, Class A4, 3.90%, 12/15/46
(Call 12/15/23)	539	554,482
Series 2013-C18, Class A5, 4.16%, 12/15/46
(Call 12/15/23)(a)	2,000	2,081,250
Series 2013-UBS1, Class A4, 4.08%, 03/15/46
(Call 11/15/23)(a)	797	827,571
Series 2014-C19, Class A4, 3.83%, 03/15/47
(Call 02/15/24)	300	309,696
Series 2014-C19, Class B, 4.72%, 03/15/47
(Call 03/15/24)(a)	300	312,591
Series 2014-C20, Class ASB, 3.64%, 05/15/47
(Call 01/15/24)	167	170,942
Series 2014-C22, Class A4, 3.49%, 09/15/57	1,063	1,095,394
Series 2014-C22, Class A5, 3.75%, 09/15/57	400	416,335
Series 2014-C22, Class AS, 4.07%, 09/15/57(a)	480	497,676
Series 2014-C24, Class A5, 3.61%, 11/15/47
(Call 10/15/24)	100	103,854
Series 2014-C25, Class A5, 3.63%, 11/15/47
(Call 11/15/24)	1,050	1,092,290

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-LC14, Class A5, 4.05%, 03/15/47
(Call 01/15/24)	$950	$987,920
		541,489,374
Total Collaterized Mortgage Obligations — 70.1%
(Cost: $551,288,993)		541,489,374

U.S. Government Agency Obligations

Mortgage-Backed Securities — 29.4%
Federal National Mortgage Association
Series 2012-M9, Class A2, 2.48%, 04/25/22	85	84,527
Series 2013-M14, Class A2, 3.33%, 10/25/23(a)	0	—
Series 2013-M6, Class 1A2, 3.35%, 02/25/43(a)	330	354,566
Series 2014-M11, Class 1A, 3.12%, 08/25/24(a)	641	662,455
Series 2014-M11, Class 2A, 3.29%, 08/25/26(a)	568	603,122
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	136	140,092
Series 2014-M3, Class A2, 3.50%, 01/25/24(a)	399	411,305
Series 2014-M4, Class A2, 3.35%, 03/25/24(a)	479	496,188
Series 2015-M1, Class A2, 2.53%, 09/25/24	626	637,352
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	2,457	2,594,720
Series 2015-M11, Class A2, 2.82%, 04/25/25(a)	800	821,653
Series 2015-M13, Class A2, 2.71%, 06/25/25(a)	853	874,301
Series 2015-M2, Class A, 2.62%, 12/25/24	333	339,834
Series 2015-M8, Class A2, 2.90%, 01/25/25(a)	1,241	1,274,055
Series 2016-M6, Class A2, 2.49%, 05/25/26	310	317,115
Series 2016-M9, Class A2, 2.29%, 06/25/26	2,000	2,036,624
Series 2017, Class A2, 2.96%, 09/25/27(a)	1,000	1,057,256
Series 2017-M15, Class AV2, 2.58%, 11/25/24(a)	728	742,837
Series 2017-M2, Class A2, 2.78%, 02/25/27(a)	1,843	1,923,239
Series 2017-M3, Class A2, 2.47%, 12/25/26(a)	787	808,961
Series 2017-M4, Class A2, 2.57%, 12/25/26(a)	814	841,377
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	1,028	1,072,152
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	2,340	2,475,848
Series 2018-M1, Class A2, 2.99%, 12/25/27(a)	905	953,567
Series 2018-M10, Class A2, 3.36%, 07/25/28(a)	1,040	1,129,245
Series 2018-M13, Class A2, 3.71%, 09/25/30(a)	99	111,154
Series 2018-M7, Class A2, 3.05%, 03/25/28(a)	784	833,261
Series 2019-M1, Class A2, 3.55%, 09/25/28(a)	3,000	3,294,051
Series 2019-M2, Class A2, 3.63%, 11/25/28(a)	1,952	2,148,869
Series 2019-M5, Class A2, 3.27%, 02/25/29	2,450	2,639,876
Series 2019-M7, Class A2, 3.14%, 04/25/29	1,300	1,393,432
Series 2019-M9, Class A2, 2.94%, 06/25/29	1,970	2,084,250
Series 2020-M5, Class A2, 2.21%, 01/25/30	2,600	2,628,650
FHLMC Multifamily Structured Pass Through Certificates,
Series K055, Class A2, 2.67%, 03/25/26 (Call 03/25/26)	1,500	1,545,140
Freddie Mac Multifamily Structured Pass Through Certificates
Series K031, Class A2, 3.30%, 04/25/23 (Call 04/25/23)(a)	2,000	2,046,037
Series K032, Class A2, 3.31%, 05/25/23 (Call 05/25/23)(a)	180	184,439
Series K033, Class A2, 3.06%, 07/25/23 (Call 07/25/23)(a)	2,000	2,043,923
Series K034, Class A2, 3.53%, 07/25/23 (Call 07/25/23)(a)	2,271	2,337,986
Series K035, Class A2, 3.46%, 08/25/23 (Call 08/25/23)(a)	375	385,948
Series K036, Class A2, 3.53%, 10/25/23 (Call 10/25/23)(a)	3,150	3,242,860
Series K037, Class A2, 3.49%, 01/25/24 (Call 01/25/24)	3,000	3,096,500
Series K038, Class A2, 3.39%, 03/25/24 (Call 03/25/24)	500	516,945
Series K040, Class A2, 3.24%, 09/25/24 (Call 09/25/24)	1,120	1,160,952
Series K041, Class A2, 3.17%, 10/25/24 (Call 10/25/24)	1,250	1,295,028
Series K043, Class A2, 3.06%, 12/25/24 (Call 12/25/24)	1,000	1,034,433
Series K044, Class A2, 2.81%, 01/25/25 (Call 01/25/25)	2,820	2,899,308
Series K046, Class A2, 3.21%, 03/25/25 (Call 03/25/25)	1,285	1,337,310

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K048, Class A1, 2.69%, 12/25/24 (Call 10/25/24)	$236	$240,116
Series K049, Class A2, 3.01%, 07/25/25 (Call 07/25/25)	3,800	3,942,338
Series K050, Class A2, 3.33%, 08/25/25 (Call 08/25/25)(a)	2,000	2,097,390
Series K051, Class A2, 3.31%, 09/25/25 (Call 09/25/25)	2,630	2,758,874
Series K052, Class A2, 3.15%, 11/25/25 (Call 11/25/25)	800	835,828
Series K053, Class A2, 3.00%, 12/25/25 (Call 12/25/25)	2,200	2,287,534
Series K054, Class A2, 2.75%, 01/25/26 (Call 01/25/26)	700	722,043
Series K056, Class A2, 2.53%, 05/25/26 (Call 05/25/26)	1,725	1,767,959
Series K057, Class A1, 2.21%, 06/25/25 (Call 04/25/25)	544	550,043
Series K058, Class A1, 2.34%, 07/25/26 (Call 06/25/26)	1,120	1,135,759
Series K058, Class A2, 2.65%, 08/25/26 (Call 08/25/26)	1,527	1,575,188
Series K059, Class A2, 3.12%, 09/25/26 (Call 09/25/26)(a)	1,780	1,880,799
Series K060, Class A2, 3.30%, 10/25/26 (Call 10/25/26)	2,797	2,980,295
Series K061, Class A1, 3.01%, 08/25/26 (Call 12/25/25)	637	654,847
Series K061, Class A2, 3.35%, 11/25/26 (Call 11/25/26)(a)	1,300	1,388,451
Series K062, Class A2, 3.41%, 12/25/26 (Call 12/25/26)	1,000	1,072,225
Series K063, Class A2, 3.43%, 01/25/27 (Call 01/25/27)(a)	1,345	1,442,507
Series K064, Class A1, 2.89%, 10/25/26 (Call 10/25/26)	767	786,834
Series K064, Class A2, 3.22%, 03/25/27 (Call 03/25/27)	325	345,975
Series K065, Class A1, 2.86%, 10/25/26 (Call 10/25/26)	1,803	1,849,576
Series K065, Class A2, 3.24%, 04/25/27 (Call 04/25/27)	2,570	2,739,858
Series K066, Class A2, 3.12%, 06/25/27 (Call 06/25/27)	1,610	1,708,245
Series K067, Class A1, 2.90%, 03/25/27 (Call 03/25/27)	856	878,122
Series K067, Class A2, 3.19%, 07/25/27 (Call 07/25/27)	1,600	1,706,279
Series K068, Class A2, 3.24%, 08/25/27 (Call 08/25/27)	1,000	1,069,641
Series K069, Class A2, 3.19%, 09/25/27 (Call 09/25/27)(a)	2,960	3,163,963
Series K070, Class A2, 3.30%, 11/25/27 (Call 11/25/27)(a)	1,541	1,653,535
Series K071, Class A2, 3.29%, 11/25/27 (Call 11/25/27)	1,500	1,608,412
Series K072, Class A2, 3.44%, 12/25/27 (Call 12/25/27)	3,450	3,728,679
Series K073, Class A2, 3.35%, 01/25/28 (Call 01/25/28)	2,397	2,579,878
Series K074, Class A1, 3.60%, 09/25/27 (Call 09/25/27)	914	966,411
Series K074, Class A2, 3.60%, 01/25/28 (Call 01/25/28)	3,000	3,272,513
Series K075, Class A2, 3.65%, 02/25/28 (Call 02/25/28)(a)	1,000	1,092,776
Series K076, Class A1, 3.73%, 12/25/27 (Call 12/25/27)	1,014	1,081,572
Series K076, Class A2, 3.90%, 04/25/28 (Call 04/25/28)	3,525	3,906,832
Series K077, Class A2, 3.85%, 05/25/28 (Call 05/25/28)(a)	1,000	1,106,139
Series K078, Class A2, 3.85%, 06/25/28 (Call 06/25/28)	1,000	1,106,230
Series K079, Class A2, 3.93%, 06/25/28 (Call 06/25/28)	2,100	2,340,659
Series K080, Class A2, 3.93%, 07/25/28 (Call 07/25/28)(a)	700	780,207
Series K081, Class A2, 3.90%, 08/25/28 (Call 08/25/28)(a)	1,500	1,669,052
Series K082, Class A2, 3.92%, 09/25/28 (Call 09/25/28)(a)	2,000	2,227,697
Series K083, Class A2, 4.05%, 09/25/28 (Call 09/25/28)(a)	1,195	1,341,492
Series K084, Class A2, 3.78%, 10/25/28 (Call 10/25/28)(a)	1,000	1,102,031
Series K085, Class A2, 4.06%, 10/25/28 (Call 10/25/28)(a)	1,000	1,120,870
Series K086, Class A2, 3.86%, 11/25/28 (Call 11/25/28)(a)	1,725	1,919,480
Series K087, Class A2, 3.77%, 12/25/28 (Call 12/25/28)	1,571	1,740,298
Series K088, Class A1, 3.48%, 09/25/28 (Call 09/25/28)	340	363,001
Series K088, Class A2, 3.69%, 01/25/29 (Call 01/25/29)	2,010	2,219,939
Series K089, Class A2, 3.56%, 01/25/29 (Call 01/25/29)	2,400	2,632,271
Series K090, Class A2, 3.42%, 02/25/29 (Call 02/25/29)	2,500	2,720,914
Series K091, Class A2, 3.51%, 03/25/29 (Call 03/25/29)	2,017	2,206,751
Series K092, Class A2, 3.30%, 04/25/29 (Call 04/25/29)	3,010	3,256,016
Series K094, Class A2, 2.90%, 06/25/29 (Call 06/25/29)	1,420	1,501,324
Series K096, Class A2, 2.52%, 07/25/29 (Call 07/25/29)	1,215	1,253,393
Series K100, Class A2, 2.67%, 09/25/29 (Call 09/25/29)	1,000	1,042,754
Series K101, Class A2, 2.52%, 10/25/29 (Call 10/25/29)	250	258,300
Series K102, Class A1, 2.18%, 05/25/29 (Call 04/25/29)	965	981,626
Series K102, Class A2, 2.54%, 10/25/29 (Call 10/25/29)	2,000	2,066,660
Series K103, Class A2, 2.65%, 11/25/29 (Call 11/25/29)	2,720	2,835,112
Series K105, Class A2, 1.87%, 03/25/53 (Call 01/25/30)	3,485	3,435,510

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K106, Class A2, 2.07%, 01/25/30 (Call 01/25/30)	$3,500	$3,502,488
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	4,153	3,985,632
Series K110, Class A2, 1.48%, 04/25/30 (Call 04/25/30)	1,640	1,569,325
Series K111, Class A2, 1.35%, 05/25/30 (Call 05/25/30)	1,500	1,419,754
Series K115, Class A2, 1.38%, 06/25/30 (Call 06/25/30)	1,000	948,607
Series K116, Class A2, 1.38%, 07/25/30 (Call 07/25/30)	2,000	1,895,625
Series K117, Class A2, 1.41%, 08/25/30 (Call 08/25/30)	1,500	1,420,609
Series K125, Class A2, 1.85%, 01/25/31 (Call 01/25/31)	4,000	3,914,242
Series K126, Class A2, 2.07%, 01/25/31 (Call 01/25/31)	3,866	3,863,745
Series K130, Class A2, 1.72%, 06/25/31 (Call 06/25/31)	2,500	2,415,378
Series K131, Class A2, 1.85%, 07/25/31 (Call 07/25/31)	3,000	2,930,070
Series K1510, Class A2, 3.72%, 01/25/31 (Call 01/25/31)	250	280,604
Series K1510, Class A3, 3.79%, 01/25/34 (Call 01/25/34)	500	560,323
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 05/25/31)	730	777,205
Series K-1512, Class A3, 3.06%, 04/25/34 (Call 04/25/34)	1,450	1,525,808
Series K-1513, Class A3, 2.80%, 08/25/34 (Call 08/25/34)	1,015	1,042,699
Series K-1514, Class A2, 2.86%, 10/25/34 (Call 10/25/34)	1,000	1,035,091
Series K152, Class A2, 3.08%, 01/25/31 (Call 01/25/31)	250	268,339
Series K153, Class A3, 3.12%, 10/25/31 (Call 10/25/31)(a)	500	540,873
Series K154, Class A2, 3.42%, 04/25/32 (Call 11/25/31)	1,500	1,625,360
Series K154, Class A3, 3.46%, 11/25/32 (Call 11/25/32)	1,345	1,497,440
Series K157, Class A2, 3.99%, 05/25/33 (Call 05/25/33)(a)	1,076	1,219,244
Series K159, Class A1, 3.95%, 12/25/29 (Call 12/25/29)	1,539	1,687,772
Series K159, Class A2, 3.95%, 11/25/30 (Call 11/25/30)(a)	833	942,306
Series K159, Class A3, 3.95%, 11/25/33 (Call 11/25/33)(a)	2,000	2,268,722
Series K723, Class A2, 2.45%, 08/25/23 (Call 08/25/23)	434	440,886
Series K724, Class A2, 3.06%, 11/25/23 (Call 11/25/23)(a)	1,400	1,431,526
Series K725, Class A2, 3.00%, 01/25/24 (Call 01/25/24)	1,010	1,034,803
Series K728, Class A2, 3.06%, 08/25/24 (Call 08/25/24)(a)	1,977	2,037,551
Series K729, Class A1, 2.95%, 02/25/24 (Call 02/25/24)	256	258,893
Series K730, Class A2, 3.59%, 01/25/25 (Call 01/25/25)(a)	2,000	2,088,115

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
Series K731, Class A2, 3.60%, 02/25/25 (Call 02/25/25)(a)	$1,000	$1,042,677
Series K733, Class A2, 3.75%, 08/25/25 (Call 08/25/25)	1,000	1,056,105
Series K734, Class A2, 3.21%, 02/25/26 (Call 02/25/26)	2,455	2,573,026
Series K735, Class A2, 2.86%, 05/25/26 (Call 05/25/26)	2,000	2,075,713
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	2,150	2,088,443
Series KS03, Class A4, 3.16%, 05/25/25 (Call 05/25/25)(a)	1,000	1,034,764
Uniform Mortgage-Backed Securities, Series 2017-M11,
Class A2, 2.98%, 08/25/29	1,000	1,062,008
		226,973,537
Total U.S. Government Agency Obligations — 29.4%
(Cost: $227,271,150)		226,973,537

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(b)(c)	7,120	7,120,000

Total Short-Term Investments — 0.9%
(Cost: $7,120,000)		7,120,000

Total Investments in Securities — 100.4%
(Cost: $785,680,143)		775,582,911
Other Assets, Less Liabilities — (0.4)%		(3,101,212)
Net Assets—100.0%		$772,481,699

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency
Shares	$6,210,000	$910,000	(a)	$—	$—	$—	$7,120,000	7,120	$64	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares ® CMBS ETF
January 31, 2022

Fair Value Measurements (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$541,489,374	$—	$541,489,374
U.S. Government Agency Obligations	—	226,973,537	—	226,973,537
Money Market Funds	7,120,000	—	—	7,120,000
	$7,120,000	$768,462,911	$—	$775,582,911